Basis for Preparation	6 Months Ended
Jun. 30, 2024
Basis for Preparation [Abstract]
BASIS FOR PREPARATION
NOTE 2 -	BASIS FOR PREPARATION

The Company’s Unaudited condensed consolidated financial statements as of June 30, 2024 and 2023 and for the interim six month periods then ended (hereinafter: “The financial information for the interim period”) were prepared in accordance with International Accounting Standard 34: “Interim Financial reporting” (hereinafter: “IAS 34”). The financial information for the interim period is presented in a condensed form and does not include all of the information and disclosures that are required within the framework of annual financial statements. The financial information for the interim period should be read in conjunction with the annual financial statements for the year ended December 31, 2023 and the accompanying notes thereto, which comply with the International Financial Reporting Standards as issued by the International Accounting Standard Board.

Estimates and judgments

The preparation of the Condensed Interim Financial Information requires management to exercise judgment and use significant accounting estimates and assumptions. These affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ materially from these estimates. In preparing these Condensed Interim Financial Information, the significant accounting judgments and the uncertainties associated with key sources of estimates are consistent with those in the consolidated annual financial statements for the year ended December 31, 2023.